Note 7 - Other Assets (Details Textual)	2 Months Ended	12 Months Ended
	Feb. 28, 2021 CAD ($)	Oct. 31, 2021 CAD ($)	Oct. 31, 2020 CAD ($)
Statement Line Items [Line Items]
Depreciation, right-of-use assets		$ 695,000	$ 425,000
Amortisation, intangible assets other than goodwill		299,000	0
Investments in associates		953,000	$ 0
Adjustments for impairment loss recognised in profit or loss, goodwill		$ 0
Goodwill [member] | Period of projected cash flow [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		5
Goodwill [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		0.124
Goodwill [member] | Average yearly earnings growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		0.09
Goodwill [member] | Terminal growth rate [member]
Statement Line Items [Line Items]
Significant unobservable input, assets		0.020
Canada Stablecorp Inc.[member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	11.00%
Purchase of interests in associates	$ 953,000
Investments in associates		$ 953,000